Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 57,304,363	$ 56,085,695
Notes receivable from participants	139,771	209,341
Employer contributions receivable, net of forfeitures	27,167	259,324
Net assets available for Plan benefits	57,471,301	56,554,360
Mutual funds
Investments, at fair value:
Total investments	46,762,778	45,203,818
Employer shares
Investments, at fair value:
Total investments	6,363,728	4,898,265
Equity securities
Investments, at fair value:
Total investments	0	3,175,175
Money market funds
Investments, at fair value:
Total investments	1,536,896	2,808,437
Self-directed brokerage accounts
Investments, at fair value:
Total investments	$ 2,640,961	$ 0